Consolidated Statements of Cash Flows $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
OPERATING ACTIVITIES
Loss from continuing operations	$ (3,934)	$ (67,798)	$ (47,148)
Income from discontinued operation	0	0	122
NET LOSS	(3,934)	(67,798)	(47,026)
Items not affecting cash and other items:
Equity compensation	5,581	2,355	1,797
Depreciation	196	1,520	658
(Gain)/loss on financial instruments measured at fair value	(31,557)	2,564	0
Other items	83	516	119
Changes in working capital items:
Increase in receivables, prepaids and deposits	(4,907)	(423)	(525)
Increase/(decrease) in accounts payable, accrued liabilities and other liabilities	(3,424)	9,271	2,551
Cash used by discontinued operations	0	0	(511)
Net cash used in operating activities	(37,962)	(51,995)	(42,937)
INVESTING ACTIVITIES
Release on restricted cash	0	0	150
Additions to property, plant and equipment	(189,481)	(1,505)	(529)
Additions to exploration and evaluation assets	(347)	(4,120)	(1,405)
Restricted cash invested in GIC	(288)
Investment in Green Technology Metals	0	(10,015)	0
Investment in Ascend Elements	0	(5,000)	0
Proceeds from sale of assets held for sale (discontinued operations)	0	0	4,034
Net cash (used)/provided in investing activities	(190,116)	(20,640)	2,250
FINANCING ACTIVITIES
Net former parent investment - capital contributions	45,501	72,712	20,115
Gross proceeds from GM transaction	320,148
Cash received pursuant to the Arrangement	75,000	0	0
Payment of expenses related to the GM transaction	(16,977)	0	0
Loan from former parent	0	0	23,512
Payment of interest on loan from former parent	0	0	(3,017)
Lease payments	(714)	(374)	(263)
Other	0	0	761
Net cash provided by financing activities	422,958	72,338	41,108
CHANGE IN CASH AND CASH EQUIVALENTS	194,880	(297)	421
CASH AND CASH EQUIVALENTS - BEGINNING OF THE YEAR	636	933	512
Cash and cash equivalents as presented in the Statements of Cash Flows	$ 195,516	$ 636	$ 933